Income and expenses (Tables)	12 Months Ended
Dec. 31, 2023
Income and expenses
Schedule of revenue from contracts with customers

	For the year ended December 31, 2023
	Materialise	Materialise	Materialise	Total
in 000€	Software	Medical	Manufacturing	segments	Unallocated	Consolidated
Geographical markets
United States of America (USA)	15,451	53,748	21,151	90,350	—	90,350
Americas other than USA	488	5,673	888	7,049	—	7,049
Europe (without Belgium) & Africa	17,708	34,082	78,686	130,476	—	130,476
Belgium	130	1,155	6,980	8,265	—	8,265
Asia Pacific	10,665	6,718	2,605	19,988	—	19,988
Total revenue from contracts with customers	44,442	101,376	110,310	256,127	—	256,127
Type of goods or service
Software revenue (non-medical)	44,442	—	—	44,442	—	44,442
Software revenue (medical)	—	31,700	—	31,700	—	31,700
Medical devices and services	—	69,676	—	69,676	—	69,676
Manufacturing	—	—	110,310	110,310	—	110,310
Other	—	—	—	—	—	—
Total revenue from contracts with customers	44,442	101,376	110,310	256,127	—	256,127
Timing of revenue recognition
Goods/Services transferred at a point in time	14,844	73,750	105,205	193,799	—	193,799
Goods/Services transferred over time	29,598	27,626	5,105	62,329	—	62,329
Total revenue from contracts with customers	44,442	101,376	110,310	256,127	—	256,127

	For the year ended December 31, 2022
	Materialise	Materialise	Materialise	Total
in 000€	Software	Medical	Manufacturing	segments	Unallocated	Consolidated
Geographical markets
United States of America (USA)	14,946	45,929	18,505	79,380	—	79,380
Americas other than USA	523	5,752	1,269	7,544	—	7,544
Europe (without Belgium) & Africa	17,148	24,468	76,116	117,731	—	117,731
Belgium	247	1,003	6,158	7,408	—	7,408
Asia Pacific	10,825	7,694	1,441	19,960	—	19,960
Total revenue from contracts with customers	43,688	84,846	103,489	232,023	—	232,023
Type of goods or service
Software revenue (non-medical)	43,688	—	—	43,688	—	43,688
Software revenue (medical)	—	27,074	—	27,074	—	27,074
Medical devices and services	—	57,772	—	57,772	—	57,772
Manufacturing	—	—	103,489	103,489	—	103,489
Other	—	—	—	—	—	—
Total revenue from contracts with customers	43,688	84,846	103,489	232,023	—	232,023
Timing of revenue recognition
Goods/Services transferred at a point in time	16,067	61,884	98,580	176,531	—	176,531
Goods/Services transferred over time	27,621	22,962	4,909	55,492	—	55,492
Total revenue from contracts with customers	43,688	84,846	103,489	232,023	—	232,023

Schedule of revenue per type of good or service

	For the year ended December 31
in 000€	2023	2022	2021
Software revenue (non-medical)	44,442	43,688	42,902
Software revenue (medical)	31,700	27,074	22,887
Medical devices and services	69,676	57,772	50,481
Manufacturing	110,310	103,489	89,180
Total	256,127	232,023	205,450

Schedule of receivables, contracts in progress (contract assets) and deferred income (contract liabilities) from contracts with customers

	As of December 31,
in 000€	2023	2022	2021
Trade receivables, included in ‘trade and other receivables’	53,505	51,443	42,814
Contract assets / contracts in progress	637	643	495
Contract liabilities / deferred income / advances received on contracts	50,390	50,065	39,324

Schedule of cost of sales

	For the year ended December 31
in 000€	2023	2022	2021
Purchase of goods and services	(53,747)	(51,597)	(38,691)
Amortization and depreciation	(11,298)	(11,174)	(11,296)
Payroll expenses	(46,678)	(42,718)	(38,499)
Work in Progress	727	2,234	1,208
Total	(110,996)	(103,255)	(87,278)

Schedule of research and development expense

	For the year ended December 31
in 000€	2023	2022	2021
Purchase of goods and services	(4,759)	(5,930)	(3,770)
Amortization and depreciation	(1,459)	(1,454)	(1,821)
Payroll expenses	(31,900)	(30,184)	(21,300)
Other	20	—	—
Total	(38,098)	(37,568)	(26,891)

Schedule of sales and marketing expenses

	For the year ended December 31
in 000€	2023	2022	2021
Purchase of goods and services	(10,437)	(11,802)	(6,704)
Amortization and depreciation	(2,285)	(2,541)	(1,892)
Payroll expenses	(45,100)	(47,782)	(40,555)
Total	(57,822)	(62,125)	(49,151)

Schedule of general and administrative expenses

	For the year ended December 31
in 000€	2023	2022	2021
Purchase of goods and services	(7,211)	(6,240)	(11,248)
Amortization and depreciation	(2,361)	(1,710)	(2,987)
Payroll expenses	(27,496)	(27,193)	(19,080)
Total	(37,068)	(35,143)	(33,315)

Schedule of net other operating incomes expenses

	For the year ended December 31
in 000€	2023	2022	2021
Government grants	4,853	4,932	4,466
Amortization intangibles purchase price allocation	(4,012)	(5,146)	(2,521)
Allowance for doubtful debtors	(448)	390	(58)
Capitalized expenses (asset construction)	—	—	223
Tax credits	1,360	887	746
Arbitration settlement	(5,189)	—	—
Impairment of intangible assets (Note 6) and PP&E (Note 7)	(3,054)	—	(177)
Impairment of goodwill (Note 5)	(1,175)	—	—
Indemnity fee from commercial agreement	—	506	—
COVID support Germany	—	681	—
Other	1,141	946	723
Total	(6,524)	3,196	3,402

Schedule of breakdown of payroll expenses

	For the year ended December 31
in 000€	2023	2022	2021
Short-term employee benefits	(117,443)	(115,169)	(93,850)
Social security expenses	(19,430)	(19,002)	(17,076)
Expenses defined contribution plans	(1,586)	(1,463)	(1,250)
Other employee expenses	(12,715)	(12,241)	(7,259)
Total	(151,174)	(147,875)	(119,435)
Total registered employees at the end of the period	2,437	2,439	2,332

Schedule of financial expenses

	For the year ended December 31
in 000€	2023	2022	2021
Interest expense	(1,751)	(2,047)	(2,435)
Foreign exchange losses	(1,770)	(1,645)	(1,258)
Other financial expenses	(344)	(728)	(408)
Total	(3,865)	(4,420)	(4,101)

Schedule of financial income

	For the year ended December 31
in 000€	2023	2022	2021
Interest income	4,450	1,332	658
Foreign exchange gains	563	4,778	4,904
Other finance income	6	4	58
Total	5,019	6,114	5,620

Schedule of breakdown of the tax expense

	As of December 31,
in 000€	2023	2022	2021
Current income tax	(2,355)	(2,000)	(1,252)
Deferred income taxes	2,277	1,025	661
Total income taxes for the period	(78)	(975)	(591)

Schedule of breakdown of the deferred tax assets, deferred tax liabilities and the deferred tax expense

	Asset/(liability)			Income/(expense)
in 000€	2023	2022	2021	2023	2022	2021
Tax losses, patent and innovation income deduction, and other tax credits	3,199	3,134	2,162	—	—	—
Amortization development assets and other intangible assets	400	328	136	—	—	—
Depreciation property, plant & equipment	224	40	55	—	—	—
Leases	53	72	35	—	—	—
Other items	343	—	274	—	—	—
Total deferred tax assets	4,220	3,574	2,662	3,623	4,580	687
Property, plant & equipment	(569)	(274)	(850)	—	—	—
Intangible assets	(3,664)	(5,470)	(5,757)	—	—	—
Deferred income	(743)	(778)	—	—	—	—
Investment grants	(172)	(178)	(199)	—	—	—
Inventory valuation	—	—	—	—	—	—
Total deferred tax liabilities	(5,148)	(6,700)	(6,806)	(1,345)	(3,554)	(26)
Netting	1,422	2,388	2,435	—	—	—
Total deferred tax assets, net	2,797	1,186	227	—	—	—
Total deferred tax liabilities, net	(3,725)	(4,312)	(4,371)	—	—	—
Total deferred tax income (expense)	—	—	—	2,277	1,025	661

Schedule of relationship between tax expense and accounting profit

	For the year ended December 31
in 000€	2023	2022	2021
Profit (loss) before taxes	6,772	(1,178)	13,736
Income tax at statutory rate of 25%	(1,693)	295	(3,432)
Effect of different local tax rate	(416)	39	12
Tax adjustments to the previous period	(63)	84	88
Non-deductible expenses	(324)	(431)	(354)
Research and development tax credits	203	177	398
Innovation income deduction	2,560	—	2,847
Non recognition of deferred tax asset	(1,815)	(1,706)	(407)
Recognition of previously unrecognized tax losses	1,186	548	—
Non-taxable income	450	406	350
Use of previous years’ tax losses and tax credits for which no deferred tax assets were recognized	—	243	163
Taxes on other basis	(232)	(149)	(71)
Other	66	(481)	(185)
Income tax benefit (expense) as reported in the consolidated income statement	(78)	(975)	(591)